UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 79.6%

	Shares	Value

Argentina — 1.5%
America Airports *	52,400	$347,412

MercadoLibre	5,028	1,472,450

		1,819,862

Brazil — 6.5%
Hapvida Participacoes e Investimentos	170,325	1,371,126

Petroleo Brasileiro ADR	227,015	2,953,465

Rumo *	764,543	3,353,475

		7,678,066

Chile — 1.1%
Liberty Latin America, Cl C *	89,485	1,303,796

China — 8.4%
Angang Steel	2,026,085	1,397,416

Brilliance China Automotive Holdings	2,900,003	2,159,441

China National Building Material	4,159,930	2,847,902

Ctrip.com International ADR *	72,573	1,963,825

Semiconductor Manufacturing International *	1,698,030	1,485,629

		9,854,213

Egypt — 0.8%
Commercial International Bank Egypt SAE	218,707	904,119

Ghana — 3.7%
Tullow Oil *	1,881,177	4,290,975

Greece — 1.2%
Eurobank Ergasias *	1,435,302	886,009

National Bank of Greece *	386,082	485,482

		1,371,491

Hong Kong — 9.1%
China Mengniu Dairy	794,286	2,475,375

China Taiping Insurance Holdings	819,200	2,249,587

CRRC	3,266,369	3,187,373

Huaneng Power International	1,386,000	881,590

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Hong Kong — (continued)
Tencent Holdings	46,554	$1,867,072

		10,660,997

Hungary — 2.4%
OTP Bank	68,497	2,761,150

India — 9.3%
Cipla	138,195	1,028,322

GAIL India	329,173	1,698,790

Housing Development Finance	106,713	3,008,645

ICICI Lombard General Insurance	55,157	682,954

Motherson Sumi Systems	888,977	2,124,555

United Spirits *	264,722	2,410,804

		10,954,070

Kazakhstan — 1.1%
KAZ Minerals	189,923	1,286,826

Mexico — 0.6%
Fomento Economico Mexicano ADR	8,820	758,961

Morocco — 0.3%
Vivo Energy	218,014	347,076

Panama — 1.9%
Copa Holdings, Cl A	28,298	2,227,336

Russia — 9.4%
LUKOIL PJSC ADR	30,146	2,154,836

Sberbank of Russia PJSC ADR	463,036	5,074,875

Yandex, Cl A *	139,495	3,815,188

		11,044,899

South Africa — 0.5%
MTN Group	87,789	543,151

South Korea — 6.7%
Hyundai Engineering & Construction *	51,960	2,545,498

Medy-Tox	1,121	582,407

Orange Life Insurance	16,965	425,797

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
Samsung Engineering *	168,519	$2,649,102

SK Hynix	31,361	1,698,984

		7,901,788

Taiwan — 5.2%
Globalwafers	153,000	1,406,877

Hiwin Technologies	39,000	280,984

MediaTek	404,493	3,008,397

Taiwan Semiconductor Manufacturing	191,110	1,399,958

		6,096,216

Thailand — 3.9%
CP ALL NVDR	1,027,280	2,176,886

Minor International NVDR	2,247,546	2,346,103

		4,522,989

United Arab Emirates — 1.7%
Emaar Properties PJSC	1,822,588	2,049,408

Vietnam — 0.4%
Hoa Phat Group JSC *	296,700	395,898

Vincom Retail JSC *	54,512	65,570

		461,468

Zambia — 3.9%

First Quantum Minerals	570,002	4,607,426

TOTAL COMMON STOCK (Cost $104,399,312)		93,446,283

EQUITY-LINKED WARRANTS — 12.0%

China — 10.9%
Hangzhou Hikvision Digital Technology, Expires 01/03/19	120,950	453,131
Hangzhou Hikvision Digital Technology, Expires 08/12/19	634,200	2,375,987
Hangzhou Hikvision Digital Technology, Expires 09/02/19	476,339	1,784,571
Han’s Laser Technology Industry Group, Expires 04/09/19	602,366	2,652,824
Han’s Laser Technology Industry Group, Expires 09/02/19	58,000	255,427
Maanshan Iron & Steel, Expires 09/18/19	2,081,736	1,044,815

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2018 (Unaudited)

EQUITY-LINKED WARRANTS — continued

	Shares	Value

China (continued)
Offshore Oil Engineering, Expires 12/09/19	853,816	$606,873
Ping An Insurance, Expires 09/23/19	199,400	1,622,685
Spring Airlines Co, Expires 06/03/19	152,709	704,652
Wens Foodstuffs Group, Expires 10/28/19	330,497	1,255,089

		12,756,054

Vietnam — 1.1%
Hoa Phat Group JSC, Expires 03/29/19	113,500	151,403
Hoa Phat Group JSC, Expires 11/20/20	481,027	635,247
Vincom Retail JSC, Expires 11/23/20	457,671	544,841

		1,331,491

TOTAL EQUITY-LINKED WARRANTS (Cost $16,867,688)		14,087,545

PREFERRED STOCK — 6.7%

Brazil — 2.0%
Lojas Americanas (A)	477,062	2,424,852

South Korea — 4.7%
Samsung Electronics (A)	193,291	5,503,083

TOTAL PREFERRED STOCK (Cost $8,782,895)		7,927,935

TOTAL INVESTMENTS — 98.3% (Cost $130,049,895)		$115,461,763

Percentages based on Net Assets of $117,456,125
*	Non-income producing security.
(A)	There is currently no rate available.

ADR	American Depositary Receipt
Cl	Class
JSC	Joint Stock Company
NVDR	Non-Voting Depository Receipt
PJSC	Public Joint Stock Company
SAE	Egyptian Joint Stock Company

THE ADVISORS’ INNER CIRCLE FUND III	RWC GLOBAL EMERGING EQUITY FUND DECEMBER 31, 2018 (Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2018:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$1,819,862	$—	$—	$1,819,862
Brazil	7,678,066	—	—	7,678,066
Chile	1,303,796	—	—	1,303,796
China	9,854,213	—	—	9,854,213
Egypt	904,119	—	—	904,119
Ghana	4,290,975	—	—	4,290,975
Greece	1,371,491	—	—	1,371,491
Hong Kong	10,660,997	—	—	10,660,997
Hungary	—	2,761,150	—	2,761,150
India	10,954,070	—	—	10,954,070
Kazakhstan	1,286,826	—	—	1,286,826
Mexico	758,961	—	—	758,961
Morocco	347,076	—	—	347,076
Panama	2,227,336	—	—	2,227,336
Russia	11,044,899	—	—	11,044,899
South Africa	543,151	—	—	543,151
South Korea	—	7,901,788	—	7,901,788
Taiwan	—	6,096,216	—	6,096,216
Thailand	—	4,522,989	—	4,522,989
United Arab
Emirates	2,049,408	—	—	2,049,408
Vietnam	461,468	—	—	461,468
Zambia	4,607,426	—	—	4,607,426

Total Common Stock	72,164,140	21,282,143	—	93,446,283

Equity-Linked Warrants
China	12,756,054	—	—	12,756,054
Vietnam	1,331,491	—	—	1,331,491

Total Equity-Linked Warrants	14,087,545	—	—	14,087,545

Preferred Stock
Brazil	2,424,852	—	—	2,424,852
South Korea	—	5,503,083	—	5,503,083

Total Preferred Stock	2,424,852	5,503,083	—	7,927,935

Total Investments in Securities	$88,676,537	$26,785,226	$—	$115,461,763

During the period ended December 31, 2018, securities with a total value of $26,785,226 were transferred from Level 1 to Level 2 as a result of MarkIT fair valuation of foreign equity securities. For the period ended December 31, 2018, there were transfers between Level 2 to Level 1 as a result of fair valuation of foreign securities. For the period ended December 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at period end. As of December 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RWC-QH-001-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

/s/ Michael Beattie
By (Signature and Title)	Michael Beattie
President

Date: March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 1, 2019